Intangible Exploration and Evaluation Assets - Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, ending balance	$ 36,266	$ 41,478
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	36,266	41,478	$ 105,869
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	9,288	16,905
Transfer to petroleum and natural gas assets	0	(2,271)
Impairment loss	$ (14,500)	$ (79,025)